Financial Risk Management - Summary of Expected Credit Losses Reflect Forward-Looking Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Financial assets	₩ 15,315,773	₩ 15,486,942
Less than 6 months [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.08%	5.43%
7-12 months [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	32.37%	21.72%
More than 1 years [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	60.55%	54.55%
Carrying amounts [member]
Disclosure of provision matrix [line items]
Financial assets	₩ 3,430,570	₩ 3,770,489
Carrying amounts [member] | Less than 6 months [member]
Disclosure of provision matrix [line items]
Financial assets	3,086,024	3,466,588
Carrying amounts [member] | 7-12 months [member]
Disclosure of provision matrix [line items]
Financial assets	59,092	68,772
Carrying amounts [member] | More than 1 years [member]
Disclosure of provision matrix [line items]
Financial assets	285,454	235,129
Provision for impairment [member]
Disclosure of provision matrix [line items]
Financial assets	(379,626)	(331,290)
Provision for impairment [member] | Less than 6 months [member]
Disclosure of provision matrix [line items]
Financial assets	(187,649)	(188,086)
Provision for impairment [member] | 7-12 months [member]
Disclosure of provision matrix [line items]
Financial assets	(19,128)	(14,940)
Provision for impairment [member] | More than 1 years [member]
Disclosure of provision matrix [line items]
Financial assets	₩ (172,849)	₩ (128,264)